SHARE CAPITAL - Schedule of Net Income (Loss) Attributable to Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Line Items]
Revenues, net	$ 655,847	$ 724,343
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(140,044)	(60,489)
Net loss allocated to NCI	$ (4,636)	$ 13,949